Schedule of disaggregation of revenue (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue from program fees	$ 1,288,802	$ 954,621	$ 929,319	$ 937,415	$ 2,050,044
Contractual payments to gyms	754,000	556,098	(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees	534,802	398,523	392,307	363,390	834,853
Subscription Revenue	44,528
Transactions Revenue	52,283
One major product [Member]
IfrsStatementLineItems [Line Items]
Revenue from program fees	1,288,802	954,621	929,319	937,415	2,050,044
Contractual payments to gyms	(754,000)	(556,098)	(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees	534,802	398,523	$ 392,307	$ 363,390	$ 834,853
Subscription Revenue	44,528
Transactions Revenue	$ 52,283